                          GOVERNMENT & AGENCY PORTFOLIO
                              CASH MANAGEMENT CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003

         This supplement supersedes and replaces in its entirety the supplement dated April 17, 2003.

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

              Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

         "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receivE your
                                    redemption request normally before 5:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 5:00 and
                                    5:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

              "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time.

              We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 5:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption. "


The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

              "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

              "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                          GOVERNMENT & AGENCY PORTFOLIO
                               INSTITUTIONAL CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003

         This supplement supersedes and replaces in its entirety the supplement dated April 17, 2003.

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

              Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

         "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receivE your
                                    redemption request normally before 5:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 5:00 and
                                    5:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

              "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time.

              We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 5:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption. "


The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

              "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

              "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                          GOVERNMENT & AGENCY PORTFOLIO

                            PERSONAL INVESTMENT CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003

         This supplement supersedes and replaces in its entirety the supplement dated April 17, 2003.

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

              Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

         "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary       Contact your financial intermediary.

                                        Redemption proceeds will be sent in
                                        accordance with the wire instructions
                                        specified in the account application
                                        provided to the transfer agent. The
                                        transfer agent must receive your
                                        financial intermediary's instructions
                                        before 5:30 p.m. Eastern Time in order
                                        to effect the redemption at that day's
                                        closing price.

By Telephone                            A person who has been authorized to
                                        make transactions in the account
                                        application may make redemptions by
                                        telephone. You must call the transfer
                                        agent before 5:30 p.m. Eastern Time in
                                        order to effect the redemption at that
                                        day's closing price.

By AIM LINK--Registered Trademark--     Place your redemption request via AIM
                                        LINK. The transfer agent must receive
                                        your redemption request normally before
                                        5:00 p.m. Eastern Time in order to
                                        effect the redemption at that day's
                                        closing price. Orders for shares placed
                                        between 5:00 and 5:30 p.m. Eastern Time
                                        may only be transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

               "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time.

               We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 5:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption. "

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

               "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

               "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                          GOVERNMENT & AGENCY PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003

         This supplement supersedes and replaces in its entirety the supplement dated April 17, 2003.

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

              Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

         "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receivE your
                                    redemption request normally before 5:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 5:00 and
                                    5:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

              "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time.

              We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 5:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption. "


The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

              "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

              "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                          GOVERNMENT & AGENCY PORTFOLIO
                                  RESERVE CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003

         This supplement supersedes and replaces in its entirety the supplement dated April 17, 2003.

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

              Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

         "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receivE your
                                    redemption request normally before 5:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 5:00 and
                                    5:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

              "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time.

              We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 5:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption. "


The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

              "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

              "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                          GOVERNMENT & AGENCY PORTFOLIO
                                 RESOURCE CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003

         This supplement supersedes and replaces in its entirety the supplement dated April 17, 2003.

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

              Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

         "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receivE your
                                    redemption request normally before 5:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 5:00 and
                                    5:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

              "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time.

              We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 5:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption. "


The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

              "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

              "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                          GOVERNMENT & AGENCY PORTFOLIO
                                   SWEEP CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003

         This supplement supersedes and replaces in its entirety the supplement dated April 17, 2003.

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

              Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

         "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 5:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 5:00 and
                                    5:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

          "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time.

          We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 5:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption. "


The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

          "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                              CASH MANAGEMENT CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003

          This supplement supercedes and replaces in its entirety the supplement dated April 17, 2003.

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

     "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

          Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

     "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 3:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 3:00 and
                                    3:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

          "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time.

          We normally will wire payment for redemptions received prior to 3:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption. "


The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

          "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                               INSTITUTIONAL CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003

     This supplement supercedes and replaces in its entirety the supplement dated April 17, 2003.

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

     "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

          Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

     "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 3:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 3:00 and
                                    3:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

          "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time.

          We normally will wire payment for redemptions received prior to 3:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption. "


The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

          "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                            PERSONAL INVESTMENT CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003

     This supplement supercedes and replaces in its entirety the supplement dated April 17, 2003.

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

     "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

          Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

     "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 3:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 3:00 and
                                    3:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

          "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time.

          We normally will wire payment for redemptions received prior to 3:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption. "


The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

          "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003

          This supplement supercedes and replaces in its entirety the supplement dated April 17, 2003.

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

     "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

          Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

     "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 3:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 3:00 and
                                    3:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

          "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time.

          We normally will wire payment for redemptions received prior to 3:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption. "


The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

          "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                                  RESERVE CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003

     This supplement supercedes and replaces in its entirety the supplement dated April 17, 2003.

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

     "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

          Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

     "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 3:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 3:00 and
                                    3:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

          "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time.

          We normally will wire payment for redemptions received prior to 3:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption. "


The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

          "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                                 RESOURCE CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003

     This supplement supercedes and replaces in its entirety the supplement dated April 17, 2003.

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

     "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

          Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

     "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 3:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 3:00 and
                                    3:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

          "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time.

          We normally will wire payment for redemptions received prior to 3:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

          "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                                   SWEEP CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003

     This supplement supercedes and replaces in its entirety the supplement dated April 17, 2003.

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

     "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

          Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

     "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 3:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 3:00 and
                                    3:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

          "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time.

          We normally will wire payment for redemptions received prior to 3:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption. "


The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

          "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                               TREASURY PORTFOLIO
                              CASH MANAGEMENT CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                as supplemented April 17, 2003 and June 12, 2003


     This supplement supersedes and replaces in its entirety the supplement dated June 12, 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

     "ANNUAL FUND OPERATING EXPENSES(1)
     ---------------------------------------------------------------------------
     (expenses that are deducted
     from fund assets)                                     CASH MANAGEMENT CLASS
     ---------------------------------------------------------------------------
     Management Fees(2)                                           0.15%

     Distribution and/or
     Service (12b-1) Fees                                         0.10
     Other Expenses                                               0.03

     Total Annual Fund
     Operating Expenses(3)                                        0.28
     ---------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2)  Restated to reflect current agreement effective January 1, 2002.

(3) The distributor has agreed to waive 0.02% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.20%. These agreements may be terminated or modified at any time.

     You may also be charged a transaction or other fee by the financial institution managing your account."

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

     "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

          Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

     "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 5:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 5:00 and
                                    5:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

          "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time.

          We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 5:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption."


The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

          "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                               TREASURY PORTFOLIO
                               INSTITUTIONAL CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                as supplemented April 17, 2003 and June 12, 2003


     This supplement supersedes and replaces in its entirety the supplement dated June 12, 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

     "ANNUAL FUND OPERATING EXPENSES(1)
     ---------------------------------------------------------------------------
     (expenses that are deducted
     from fund assets)                                       INSTITUTIONAL CLASS
     ---------------------------------------------------------------------------
     Management Fees(2)                                            0.15%

     Distribution and/or
     Service (12b-1) Fees                                          None
     Other Expenses                                                0.03

     Total Annual Fund
     Operating Expenses(3)                                         0.18
     ---------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2)  Restated to reflect current agreement effective January 1, 2002.

(3) The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreement, are 0.12%. This agreement may be terminated or modified at any time.

     You may also be charged a transaction or other fee by the financial institution managing your account."

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

     "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

          Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

     "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 5:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 5:00 and
                                    5:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

          "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time.

          We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 5:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

          "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will normally accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                               TREASURY PORTFOLIO
                            PERSONAL INVESTMENT CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                as supplemented April 17, 2003 and June 12, 2003


     This supplement supersedes and replaces in its entirety the supplement dated June 12, 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

     "ANNUAL FUND OPERATING EXPENSES(1)
     ---------------------------------------------------------------------------
     (expenses that are deducted
     from fund assets)                                 PERSONAL INVESTMENT CLASS
     ---------------------------------------------------------------------------
     Management Fees(2)                                         0.15%

     Distribution and/or
     Service (12b-1) Fees                                       0.75
     Other Expenses                                             0.03

     Total Annual Fund
     Operating Expenses(3)                                      0.93
     ---------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2)  Restated to reflect current agreement effective January 1, 2002.

(3) The distributor has agreed to waive 0.20% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.67%. These agreements may be terminated or modified at any time.

     You may also be charged a transaction or other fee by the financial institution managing your account.

          As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

     "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

          Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

     "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 5:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 5:00 and
                                    5:30 p.m. Eastern time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

          "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time.

          We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 5:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

          "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                               TREASURY PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                as supplemented April 17, 2003 and June 12, 2003


     This supplement supersedes and replaces in its entirety the supplement dated June 12, 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

     "ANNUAL FUND OPERATING EXPENSES(1)
     ---------------------------------------------------------------------------
     (expenses that are deducted
     from fund assets)                                  PRIVATE INVESTMENT CLASS
     ---------------------------------------------------------------------------
     Management Fees(2)                                         0.15%

     Distribution and/or
     Service (12b-1) Fees                                       0.50
     Other Expenses                                             0.03

     Total Annual Fund
     Operating Expenses(3)                                      0.68
     ---------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2)  Restated to reflect current agreement effective January 1, 2002.

(3) The distributor has agreed to waive 0.20% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.42%. These agreements may be terminated or modified at any time.

     You may also be charged a transaction or other fee by the financial institution managing your account.

          As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

     "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

          Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

     "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 5:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 5:00 and
                                    5:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

          "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time.

          We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 5:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption. "


The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

          "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                               TREASURY PORTFOLIO
                                  RESERVE CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                as supplemented April 17, 2003 and June 12, 2003


     This supplement supersedes and replaces in its entirety the supplement dated June 12, 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

     "ANNUAL FUND OPERATING EXPENSES(1)
     ---------------------------------------------------------------------------
     (expenses that are deducted
     from fund assets)                                             RESERVE CLASS
     ---------------------------------------------------------------------------
     Management Fees(2)                                                0.15%

     Distribution and/or
     Service (12b-1) Fees                                              1.00
     Other Expenses                                                    0.03

     Total Annual Fund
     Operating Expenses(3)                                             1.18
     ---------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2)  Restated to reflect current agreement effective January 1, 2002.

(3) The distributor has agreed to waive 0.13% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.99%. These agreements may be terminated or modified at any time.

     You may also be charged a transaction or other fee by the financial institution managing your account.

          As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

     "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

          Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

     "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 5:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 5:00 and
                                    5:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

          "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time.

          We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 5:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption. "


The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

          "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                               TREASURY PORTFOLIO
                                 RESOURCE CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                as supplemented April 17, 2003 and June 12, 2003


     This supplement supersedes and replaces in its entirety the supplement dated June 12, 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

     "ANNUAL FUND OPERATING EXPENSES(1)
     ---------------------------------------------------------------------------
     (expenses that are deducted
     from fund assets)                                            RESOURCE CLASS
     ---------------------------------------------------------------------------
     Management Fees(2)                                                0.15%

     Distribution and/or
     Service (12b-1) Fees                                              0.20
     Other Expenses                                                    0.03

     Total Annual Fund
     Operating Expenses(3)                                             0.38
     ---------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2)  Restated to reflect current agreement effective January 1, 2002.

(3) The distributor has agreed to waive 0.04% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.28%. These agreements may be terminated or modified at any time.

     You may also be charged a transaction or other fee by the financial institution managing your account."

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

     "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

          Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."


The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

     "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 5:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 5:00 and
                                    5:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

          "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time.

          We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 5:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption. "


The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

          "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                               TREASURY PORTFOLIO
                                   SWEEP CLASS

                       Supplement dated September 19, 2003
                    to the Prospectus dated December 18, 2002
                as supplemented April 17, 2003 and June 12, 2003


         This supplement supersedes and replaces in its entirety the supplement dated June 12, 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" On page 3 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(1)

         -----------------------------------------------------------------------
         (expenses that are deducted
          from fund assets)                                          SWEEP CLASS
         -----------------------------------------------------------------------
         Management Fees(2)                                                0.15%

         Distribution and/or
         Service (12b-1) Fees                                               0.25

         Other Expenses(3)                                                  0.03

         Total Annual Fund

         Operating Expenses(4)                                              0.43
         -----------------------------------------------------------------------

    (1) There is no guarantee that actual expenses will be the same as those shown in the table.

    (2)  Restated to reflect current agreement effective January 1, 2002.

    (3) Other expenses are based on estimated amounts for the current fiscal year.

    (4) The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreement, are 0.37%. This agreement may be terminated or modified at any time.

         You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program."

The following information replaces in its entirety the first paragraph and the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

              Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the first paragraph appearing in the table under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES - PURCHASE OPTIONS - ADDING TO AN ACCOUNT" on page A-1 of the prospectus:

         "Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary       Contact your financial intermediary.



                                        Redemption proceeds will be sent in
                                        accordance with the wire instructions
                                        specified in the account application
                                        provided to the transfer agent. The
                                        transfer agent must receive your
                                        financial intermediary's instructions
                                        before 5:30 p.m. Eastern Time in order
                                        to effect the redemption at that day's
                                        closing price.

By Telephone                            A person who has been authorized
                                        to make transactions in the account
                                        application may make redemptions by
                                        telephone. You must call the transfer
                                        agent before 5:30 p.m. Eastern Time in
                                        order to effect the redemption at that
                                        day's closing price.

By AIM LINK--Registered Trademark--     Place your redemption request via AIM
                                        LINK. The transfer agent must receive
                                        your redemption request normally before
                                        5:00 p.m. Eastern Time in order to
                                        effect the redemption at that day's
                                        closing price. Orders for shares placed
                                        between 5:00 and 5:30 p.m. Eastern Time
                                        may only be transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

               "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time.

               We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 5:30 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-2 of the prospectus:

               "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The fund declares dividends on settled shares at 5:30 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - TIMING OF ORDERS" on page A-3 of the prospectus:

               "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."